Nature of the business, Assets acquired (Details) $ in Thousands										6 Months Ended	12 Months Ended
	Jul. 22, 2021	Jun. 16, 2021 MW	May 14, 2021 USD ($) MW	Apr. 07, 2021 USD ($) Grade MW	Jan. 08, 2021	Jan. 07, 2021	Jan. 06, 2021 USD ($) MW	Apr. 03, 2020 USD ($) MW	Jan. 29, 2019	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($) MW	Jul. 15, 2021 USD ($)	Jun. 15, 2021 USD ($)	Aug. 17, 2020 USD ($)	Aug. 16, 2020 USD ($)	May 31, 2020
Nature of the business [Abstract]
Investment under the equity method										$ 288,701	$ 116,614
Solana [Member]
Nature of the business [Abstract]
Ownership interest										100.00%
Chile PV 1 [Member]
Nature of the business [Abstract]
Investment under the equity method								$ 4,000
Percentage of interest acquired								35.00%
Installed capacity | MW								55
Chile PV 2 [Member]
Nature of the business [Abstract]
Investment under the equity method							$ 5,000
Installed capacity | MW							40
Befesa Agua Tenes, S.L.U. [Member]
Nature of the business [Abstract]
Percentage of interest acquired																51.00%
Ownership interest									51.00%
Interest rate									12.00%
Liberty Interactive Corporation [Member] | Solana [Member]
Nature of the business [Abstract]
Investment under the equity method														$ 285,000
Acquisition purchase price															$ 272,000
Period of annual net production of asset										4 years
Performance earn-out, period of highest annual net production of asset										5 years
Calgary District Heating Center [Member]
Nature of the business [Abstract]
Investment under the equity method			$ 22,500
Installed capacity | MW			55
La Sierpe [Member]
Nature of the business [Abstract]
Investment under the equity method											$ 20,000
Installed capacity | MW											20
Rioglass [Member]
Nature of the business [Abstract]
Investment under the equity method										$ 17,100
Percentage of interest acquired					42.50%
Ownership interest					57.50%	15.00%
Rioglass [Member] | Investment Made in 2021 [Member]
Nature of the business [Abstract]
Percentage of interest acquired										85.00%
Rioglass [Member] | Subsequent Events [Member]
Nature of the business [Abstract]
Percentage of interest acquired	42.50%
Ownership interest	100.00%
Coso [Member]
Nature of the business [Abstract]
Investment under the equity method				$ 130,000
Installed capacity | MW				135
Number of investment grade investments | Grade				3
Period of PPA										19 years
Coso [Member] | Project Debt [Member] | Subsequent Events [Member]
Nature of the business [Abstract]
Investment under the equity method												$ 40,000
Vento II [Member]
Nature of the business [Abstract]
Investment under the equity method													$ 180,700
Percentage of interest acquired													49.00%
Installed capacity | MW		596
Ownership interest		51.00%
Period of PPA										5 years
Algonquin [Member] | La Sierpe [Member]
Nature of the business [Abstract]
Installed capacity | MW											30